FINANCIAL RISK MANAGEMENT, Credit Risk, Provision for Losses (Details)	Dec. 31, 2021
Natural Gas Transportation Segment [Member] | 90 Days [Member]
Provision for Losses Trade Receivables [Abstract]
Provision for losses ratio	0.50%
Natural Gas Transportation Segment [Member] | 120 Days [Member]
Provision for Losses Trade Receivables [Abstract]
Provision for losses ratio	5.00%
Natural Gas Transportation Segment [Member] | 180 Days [Member]
Provision for Losses Trade Receivables [Abstract]
Provision for losses ratio	10.00%
Natural Gas Transportation Segment [Member] | +240 Days [Member]
Provision for Losses Trade Receivables [Abstract]
Provision for losses ratio	100.00%
Natural Gas Transportation Segment [Member] | Non-Due [Member]
Provision for Losses Trade Receivables [Abstract]
Provision for losses ratio	0.00%
Other Segments [Member] | 90 Days [Member]
Provision for Losses Trade Receivables [Abstract]
Provision for losses ratio	0.25%
Other Segments [Member] | 120 Days [Member]
Provision for Losses Trade Receivables [Abstract]
Provision for losses ratio	2.00%
Other Segments [Member] | 180 Days [Member]
Provision for Losses Trade Receivables [Abstract]
Provision for losses ratio	5.00%
Other Segments [Member] | +240 Days [Member]
Provision for Losses Trade Receivables [Abstract]
Provision for losses ratio	100.00%
Other Segments [Member] | Non-Due [Member]
Provision for Losses Trade Receivables [Abstract]
Provision for losses ratio	0.00%